SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Schedule of the Computation of Net Earnings per Share) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income available to Ordinary shareholders	$ 310	$ 3,534	$ 5,668
Denominator:
Weighted average number of Ordinary shares, net of treasury stock	12,330,631	10,159,049	9,796,380
Effect of dilutive securities: Add - stock options and RSU	672,703	207,759	205,791
Denominator for diluted net earnings per share - adjusted weighted average shares	13,003,334	10,366,808	10,002,171